Restructuring (Tables)	6 Months Ended
Jun. 30, 2024
Restructuring [Abstract]
Net Restructuring Expense by Division [text block table]
Net restructuring expense by business segment
	Three months ended		Six months ended
in € m.	Jun 30, 2024	Jun 30, 2023	Jun 30, 2024	Jun 30, 2023
Corporate Bank	(0)	(0)	0	0
Investment Bank	(1)	(1)	(0)	(0)
Private Bank	(45)	135	(45)	135
Asset Management	0	(0)	0	0
Corporate & Other	0	0	0	(1)
Total Net Restructuring Charges	(46)	134	(45)	134

Net Restructuring by Type [text block table]	Net restructuring expense by type Three months ended Six months ended in € m. Jun 30, 2024 Jun 30, 2023 Jun 30, 2024 Jun 30, 2023 Restructuring – Staff related (46) 134 (45) 134 Of which: Termination Payments (47) 134 (45) 132 Retention Acceleration 0 (0) 0 1 Social Security 0 0 0 1 Restructuring – Non Staff related1 0 (0) (0) (0) Total net restructuring Charges (46) 134 (45) 134 1 Contract costs, mainly related to real estate
Organizational Changes [text block table]	Organizational changes Full-time equivalent staff Three months endedJun 30, 2024 Six months endedJun 30, 2024 Corporate Bank 3 6 Investment Bank 0 2 Private Bank 21 40 Asset Management 2 2 Infrastructure 7 13 Total full-time equivalent staff 32 63